Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE DISCLOSURE
The following table sets forth information regarding our performance and the “compensation actually paid” to our CEO (referred in the table below as the PEO, or principal executive officer) and our other NEOs for each year, as calculated in accordance with SEC disclosure rules. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown. For discussion of how the Compensation Committee seeks to align pay and performance when making compensation decisions, please review our “Compensation Discussion and Analysis,” beginning on page 28.
Year	Summary Compensation Table Total for PEO(1)		Compensation Actually Paid To PEO(2)(3)		Average Summary Compensation Table Total for Non-PEO NEOs(1) $	Average Compensation Actually Paid for Non-PEO NEOs(2)(3) $	Value of Initial $100 Investment Based On:(4)		GAAP Net Income (Millions) $	Adjusted Corporate EBITDA(5) (Millions) $
	PEO-1 $	PEO-2 $	PEO-1 $	PEO-2 $			Company TSR $	Peer Group TSR(4) $
2023	2,900,417	—	(41,754,186)	—	4,118,654	3,728,824	32	103	616	561
2022	182,136,137	886,581	132,128,569	(809,312)	3,609,798	1,477,433	47	79	2,059	2,305
2021	14,216,577	12,653,169	13,614,741	11,923,378	5,327,918	4,998,545	77	91	365	2,130
2020	2,580,049	5,675,222	749,676	(6,831,215)	1,693,188	(155,528)	n/a	n/a	(1,723)	(995)
(1)
For 2023, PEO-1 is Mr. Scherr and there is no PEO-2; and non-PEO NEOs are Ms. Brooks, Ms. Batcheler, Mr. Keppy, Mr. Leef, Mr. Cheung and Mr. Stone. For 2022, PEO-1 is Mr. Scherr and PEO-2 is Mr. Mark Fields; and non-PEO NEOs are Mr. Cheung, Ms. Batcheler, Mr. Leef, Mr. Stone, Ms. Angela Brav and Mr. M. David Galainena. For 2021, PEO-1 is Mr. Mark Fields and PEO-2 is Mr. Stone; and non-PEO NEOs are Mr. Cheung, Mr. Darren Arrington, Ms. Brav and Mr. Galainena. For 2020, PEO-1 is Paul Stone and PEO-2 is Ms. Kathryn Marinello; and non-PEO NEOs are Mr. Cheung, Ms. Brav, Mr. Galainena, Ms. Opal Perry, Mr. Jamere Jackson and Mr. Richard Eric Esper.

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs (including, for 2023, as set forth below). Amounts in the Deductions from Summary Compensation Table Total column are the total from the Stock Awards column set forth in the Summary Compensation Table. While similar adjustment information was provided in our 2023 Proxy Statement for years 2020, 2021 and 2022, under applicable SEC guidance, repeating such adjustment information is not required in this Proxy Statement because it is not material to our stockholders’ understanding of the information reported in the table above for 2023 or the relationships disclosures provided below.

Fiscal Year	Summary Compensation Table Total $	Deductions from Summary Compensation Table Total(a) $	Additions to Summary Compensation Table Total(b) $	Compensation Actually Paid $
PEO-1
2023	2,900,417	0	(44,654,603)	(41,754,186)
Avg. Non-PEO NEOs
2023	4,118,654	(3,246,920)	2,857,090	3,728,824
(a)
Represents the grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for 2023.

(b)
Reflects the value of equity calculated in accordance with the SEC methodology for determining compensation actually paid under Item 402(v) of Regulation S-K for each year shown. The amounts deducted or added in calculating the equity values included in Compensation Actually Paid are as follows:

Year	Covered Year End Fair Value of Outstanding Equity Awards Granted in the Covered Year $	Change in Fair Value (Prior Year End to Covered Year End) of Outstanding Equity Awards Granted Prior to Covered Year $	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year $	Change in Fair Value (Prior Year End to Covered Year End) of Equity Awards Granted in Prior Years that Vested in the Covered Year $	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year $	Equity Value Included in Compensation Actually Paid $
	(a)	(b)	(c)	(d)	(e)	(f) = (a) + (b) + (c) + (d) + (e)
PEO-1
2023	0	(39,049,423)	0	(5,605,180)	0	(44,654,603)
Avg. Non-PEO NEOs
2023	3,102,119	(154,699)	0	45,572	(135,901)	2,857,090
(4)
The Peer Group TSR set forth in this table utilizes the Morningstar Rental & Leasing Services Industry Group (“Peer Index”) which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting November 9, 2021 (the first day of trading on Nasdaq following our Emergence and re-listing on the Nasdaq), through the end of the listed year in the company and Peer Index, respectively. Historical stock price performance is not necessarily indicative of future stock price performance.

(5)
We determined Adjusted Corporate EBITDA (a non-GAAP financial metric) to be the most important financial performance measure used to link company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs for 2023 because this is a key primary financial performance metric in our annual incentive program and long-term incentive program. We may determine a different financial performance measure to be the most important financial performance measure in future years. Adjusted Corporate EBITDA is defined in Annex A to this Proxy Statement.

Company Selected Measure Name	Adjusted Corporate EBITDA
Named Executive Officers, Footnote
(1)
For 2023, PEO-1 is Mr. Scherr and there is no PEO-2; and non-PEO NEOs are Ms. Brooks, Ms. Batcheler, Mr. Keppy, Mr. Leef, Mr. Cheung and Mr. Stone. For 2022, PEO-1 is Mr. Scherr and PEO-2 is Mr. Mark Fields; and non-PEO NEOs are Mr. Cheung, Ms. Batcheler, Mr. Leef, Mr. Stone, Ms. Angela Brav and Mr. M. David Galainena. For 2021, PEO-1 is Mr. Mark Fields and PEO-2 is Mr. Stone; and non-PEO NEOs are Mr. Cheung, Mr. Darren Arrington, Ms. Brav and Mr. Galainena. For 2020, PEO-1 is Paul Stone and PEO-2 is Ms. Kathryn Marinello; and non-PEO NEOs are Mr. Cheung, Ms. Brav, Mr. Galainena, Ms. Opal Perry, Mr. Jamere Jackson and Mr. Richard Eric Esper.

Peer Group Issuers, Footnote
(4)
The Peer Group TSR set forth in this table utilizes the Morningstar Rental & Leasing Services Industry Group (“Peer Index”) which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting November 9, 2021 (the first day of trading on Nasdaq following our Emergence and re-listing on the Nasdaq), through the end of the listed year in the company and Peer Index, respectively. Historical stock price performance is not necessarily indicative of future stock price performance.

PEO Total Compensation Amount	$ 2,900,417
PEO Actually Paid Compensation Amount	$ (41,754,186)
Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs (including, for 2023, as set forth below). Amounts in the Deductions from Summary Compensation Table Total column are the total from the Stock Awards column set forth in the Summary Compensation Table. While similar adjustment information was provided in our 2023 Proxy Statement for years 2020, 2021 and 2022, under applicable SEC guidance, repeating such adjustment information is not required in this Proxy Statement because it is not material to our stockholders’ understanding of the information reported in the table above for 2023 or the relationships disclosures provided below.

Fiscal Year	Summary Compensation Table Total $	Deductions from Summary Compensation Table Total(a) $	Additions to Summary Compensation Table Total(b) $	Compensation Actually Paid $
PEO-1
2023	2,900,417	0	(44,654,603)	(41,754,186)
Avg. Non-PEO NEOs
2023	4,118,654	(3,246,920)	2,857,090	3,728,824
(a)
Represents the grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for 2023.

(b)
Reflects the value of equity calculated in accordance with the SEC methodology for determining compensation actually paid under Item 402(v) of Regulation S-K for each year shown. The amounts deducted or added in calculating the equity values included in Compensation Actually Paid are as follows:

Year	Covered Year End Fair Value of Outstanding Equity Awards Granted in the Covered Year $	Change in Fair Value (Prior Year End to Covered Year End) of Outstanding Equity Awards Granted Prior to Covered Year $	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year $	Change in Fair Value (Prior Year End to Covered Year End) of Equity Awards Granted in Prior Years that Vested in the Covered Year $	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year $	Equity Value Included in Compensation Actually Paid $
	(a)	(b)	(c)	(d)	(e)	(f) = (a) + (b) + (c) + (d) + (e)
PEO-1
2023	0	(39,049,423)	0	(5,605,180)	0	(44,654,603)
Avg. Non-PEO NEOs
2023	3,102,119	(154,699)	0	45,572	(135,901)	2,857,090

Non-PEO NEO Average Total Compensation Amount	$ 4,118,654	$ 3,609,798	$ 5,327,918	$ 1,693,188
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,728,824	1,477,433	4,998,545	(155,528)
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs (including, for 2023, as set forth below). Amounts in the Deductions from Summary Compensation Table Total column are the total from the Stock Awards column set forth in the Summary Compensation Table. While similar adjustment information was provided in our 2023 Proxy Statement for years 2020, 2021 and 2022, under applicable SEC guidance, repeating such adjustment information is not required in this Proxy Statement because it is not material to our stockholders’ understanding of the information reported in the table above for 2023 or the relationships disclosures provided below.

Fiscal Year	Summary Compensation Table Total $	Deductions from Summary Compensation Table Total(a) $	Additions to Summary Compensation Table Total(b) $	Compensation Actually Paid $
PEO-1
2023	2,900,417	0	(44,654,603)	(41,754,186)
Avg. Non-PEO NEOs
2023	4,118,654	(3,246,920)	2,857,090	3,728,824
(a)
Represents the grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for 2023.

(b)
Reflects the value of equity calculated in accordance with the SEC methodology for determining compensation actually paid under Item 402(v) of Regulation S-K for each year shown. The amounts deducted or added in calculating the equity values included in Compensation Actually Paid are as follows:

Year	Covered Year End Fair Value of Outstanding Equity Awards Granted in the Covered Year $	Change in Fair Value (Prior Year End to Covered Year End) of Outstanding Equity Awards Granted Prior to Covered Year $	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year $	Change in Fair Value (Prior Year End to Covered Year End) of Equity Awards Granted in Prior Years that Vested in the Covered Year $	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year $	Equity Value Included in Compensation Actually Paid $
	(a)	(b)	(c)	(d)	(e)	(f) = (a) + (b) + (c) + (d) + (e)
PEO-1
2023	0	(39,049,423)	0	(5,605,180)	0	(44,654,603)
Avg. Non-PEO NEOs
2023	3,102,119	(154,699)	0	45,572	(135,901)	2,857,090

Compensation Actually Paid vs. Total Shareholder Return
Company and Peer Index TSR: The majority of our NEOs’ target compensation for the periods presented was delivered as equity compensation, and for our NEOs other than Mr. Scherr, the PSUs in the program are capped at 100% of target if our TSR is negative during the performance period. As a result, compensation actually paid in connection with the PSUs will be directly related to our TSR. Peer
Index TSR has not been a direct component of our compensation program and therefore has not had a direct relationship with compensation actually paid to our NEOs.

Compensation Actually Paid vs. Net Income
GAAP Net Income: We did not use GAAP Net Income as a performance measure in our compensation program in the periods presented, nor was it directly considered when making compensation decisions for our PEO or other NEOs. As a result, there has not been a direct relationship between GAAP Net Income and compensation actually paid to these individuals for the periods presented. However, to the extent our GAAP Net Income is correlated with our Adjusted Corporate EBITDA, which is a key measure in our compensation program, there has been a directional relationship.

Compensation Actually Paid vs. Company Selected Measure
Adjusted Corporate EBITDA: We have used Adjusted Corporate EBITDA in our annual and long-term incentive programs during the periods presented and, as a result, it has had a direct impact on the compensation actually paid to our NEOs.

Total Shareholder Return Vs Peer Group
Company and Peer Index TSR: The majority of our NEOs’ target compensation for the periods presented was delivered as equity compensation, and for our NEOs other than Mr. Scherr, the PSUs in the program are capped at 100% of target if our TSR is negative during the performance period. As a result, compensation actually paid in connection with the PSUs will be directly related to our TSR. Peer
Index TSR has not been a direct component of our compensation program and therefore has not had a direct relationship with compensation actually paid to our NEOs.

Tabular List, Table
The following is a list of the financial performance measures that we believe are the most important financial performance measures used to link NEO Compensation Actually Paid for 2023 to company performance. For more information, see “Compensation Discussion & Analysis.” Although we do not in practice use any performance measures to link Compensation “Actually Paid” (as calculated herein) to company performance, we are providing this list in accordance with Item 402(v) of Regulation S-K to provide information on performance measures used by the Compensation Committee to determine NEO compensation:
•
Adjusted Corporate EBITDA (Company-Selected Measure);

•
Revenue Per Unit;

•
Total Shareholder Return; and

•
Volume Weighted Average Closing Price of our Common Stock

Total Shareholder Return Amount	$ 32	47	77
Peer Group Total Shareholder Return Amount	103	79	91
Net Income (Loss)	$ 616,000,000	$ 2,059,000,000	$ 365,000,000	$ (1,723,000,000)
Company Selected Measure Amount	561	2,305,000,000	2,130,000,000	(995,000,000)
PEO Name	PEO-1 is Mr. Scherr
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Corporate EBITDA
Non-GAAP Measure Description
(5)
We determined Adjusted Corporate EBITDA (a non-GAAP financial metric) to be the most important financial performance measure used to link company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs for 2023 because this is a key primary financial performance metric in our annual incentive program and long-term incentive program. We may determine a different financial performance measure to be the most important financial performance measure in future years. Adjusted Corporate EBITDA is defined in Annex A to this Proxy Statement.

Measure:: 2
Pay vs Performance Disclosure
Name	Revenue Per Unit
Measure:: 3
Pay vs Performance Disclosure
Name	Total Shareholder Return
Measure:: 4
Pay vs Performance Disclosure
Name	Volume Weighted Average Closing Price of our Common Stock
Stephen Scherr [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,900,417	$ 182,136,137	$ 14,216,577	$ 2,580,049
PEO Actually Paid Compensation Amount	(41,754,186)	132,128,569	13,614,741	749,676
Mark Fields [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		886,581	12,653,169	5,675,222
PEO Actually Paid Compensation Amount		$ (809,312)	$ 11,923,378	$ (6,831,215)
PEO | Stephen Scherr [Member] | Deductions From Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Stephen Scherr [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(44,654,603)
PEO | Stephen Scherr [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Stephen Scherr [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(39,049,423)
PEO | Stephen Scherr [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Stephen Scherr [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,605,180)
PEO | Stephen Scherr [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Deductions From Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,246,920)
Non-PEO NEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,857,090
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,102,119
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(154,699)
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	45,572
Non-PEO NEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(135,901)
Non-PEO NEO | Stephen Scherr [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,857,090